INCOME TAX STATUS (Details) - Harris Teeter Supermarkets, Inc. Retirement and Savings Plan	12 Months Ended
Dec. 31, 2025
INCOME TAX STATUS
Determination letter obtained	true
Determination letter date	Jun. 21, 2017